Financial income and expenses	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Financial income and expenses
7. Financial income and expenses

	2024 $m	2023 $m	2022 $m

Financial income

Financial income on deposits and money market funds	48	33	17

Interest income on loans and other assets	15	6	5

	63	39	22

Financial expenses

Interest expense on external borrowings	131	85	92

Interest expense on lease liabilities	30	29	29

Unwind of discount on deferred purchase consideration	–	1	–

Foreign exchange losses/(gains)	25	(35)	(10)

Other charges	17	11	7

	203	91	118
Financial income comprises $47m (2023: $24m, 2022: $12m) relating to financial assets held at amortised cost and $16m (2023: $15m, 2022: $10m) relating to financial assets held at FVTPL.
Interest expense on external borrowings and unwind of discount on deferred purchase consideration relate to financial liabilities which are held at amortised cost. Other charges includes bank charges and non-bank
interest expense.
In 2024, $49m (2023: $43m, 2022: $15m) was payable to the System Fund in relation to interest accumulated on the balance of cash received in advance of the consumption of points awarded through the IHG One Rewards loyalty programme. The expense and corresponding System Fund interest income are eliminated within financial expenses. On a net basis, financial income and expenses includes $1m (2023: $1m, 2022: $1m) of other interest which is also attributable to the System Fund.

Net interest payable as calculated for bank covenants can be found on page 238.